Financial assets	12 Months Ended
Dec. 31, 2023
Disclosure of financial assets [abstract]
Financial assets

19. Financial assets

The following table details the composition of financial assets:

	At December 31,	At December 31,
	2023	2022
	(EUR thousand)
Fair value of derivatives financial instruments	577	2,795
Other non-current financial assets	4,475	1,044
Other non-current financial assets	5,052	3,839

Fair value of derivatives financial instruments	3,633	5,694
Life insurance policies	—	27,908
Other current financial assets	749	—
Other current financial assets	4,382	33,602

Other Financial Assets	9,434	37,441

At December 31, 2022, other current financial assets included life insurance policies managed by Société Générale SA, which were measured at fair value. The decrease in other current financial assets of EUR 27,908 thousand was due to the total redemption of life insurance policies in the first half of 2023.

At December 31, 2023, other non-current financial assets included a secured senior convertible promissory note amounting to EUR 3,182 thousand with maturity date June 14, 2028 and guarantee deposits.

At December 31, 2023 and 2022, other non-current financial assets and other current financial assets included interest rate swap derivatives. Other current financial assets also include foreign exchange derivatives. At December 31, 2023 interest rate swap derivatives were included in other non-current financial liabilities while commodity swap derivatives were included in other current financial liabilities.

The following table sets further the analysis of derivative assets and liabilities at December 31, 2023 and December 31, 2022.

	At December 31,		At December 31,
	2023		2022
	Carrying amount	Fair value	Carrying amount	Fair value
	(EUR thousand)
Non-Current financial assets
Interest Rate Swap - hedging instruments	577	577	2,795	2,795

Current financial assets
Foreign exchange forward contracts - trading derivatives	204	204	1,658	1,658
Foreign exchange forward contracts - hedging instruments	1,056	1,056	849	849
Interest Rate Swap - hedging instruments	2,373	2,373	3,187	3,187

Non-Current financial liabilities
Interest Rate Swap - hedging instruments	(488)	(488)	—	—

Current financial liabilities
Commodity Swap - hedging instruments	(20)	(20)	—	—

At December 31, 2023 and 2022 part of the derivatives on currency risk have not been designated as hedging instruments and reflect the change in the fair value of those foreign exchange forward contracts that are not designated in hedge relationships, but are, nevertheless, intended to reduce the level of foreign currency risk for expected sales. The change in the fair value of the derivatives not designed as hedging instruments is recorded among finance income and finance expense.

Derivatives designated as hedging instruments reflect the change in fair value of

- the interest rate swap contracts, designated as cash flow hedges to hedge fluctuations in variable interest rate on loans;

- the foreign exchange forward contracts, designed as cash flow hedges to hedge highly probable forecast sales in U.S. Dollars;

- the commodity swap contracts, designed to hedge against price swings in the market for natural gas and electricity.

The change in the fair value of the derivatives designed as hedging instruments is recorded in a separate component of equity (cash flow hedge reserve). The amount recorded in the cash flow hedge reserve will be recognized in the consolidated income statement according to the timing of the cash flows of the underlying transaction.

At the year end, no impairment indicators have been identified and therefore no impairment losses have been accounted for.